Information by business segment and geographic area (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Net operating revenue	$ 8,804	$ 9,920	$ 16,923	$ 18,379
Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	5,762	6,729	10,916	12,021
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,004	1,394	2,059	2,979
Other Ferrous Products And Logistics Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	197	175	363	323
Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	6,963	8,298	13,338	15,323
Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,024	873	1,985	1,703
Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	779	702	1,520	1,279
Other energy transition metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	38	47	80	74
Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,841	1,622	3,585	3,056
Country Of China [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	4,329	5,204	8,215	9,097
Country Of China [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	4,186	4,883	7,811	8,545
Country Of China [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of China [Member] | Other Ferrous Products And Logistics Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of China [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	4,186	4,883	7,811	8,545
Country Of China [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	106	103	198	174
Country Of China [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	26	189	188	349
Country Of China [Member] | Other energy transition metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	11	29	18	29
Country Of China [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	143	321	404	552
Country Of Japan [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	648	927	1,165	1,609
Country Of Japan [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	555	710	999	1,230
Country Of Japan [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	40	87	59	152
Country Of Japan [Member] | Other Ferrous Products And Logistics Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1	1	1	1
Country Of Japan [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	596	798	1,059	1,383
Country Of Japan [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	52	129	106	226
Country Of Japan [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of Japan [Member] | Other energy transition metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of Japan [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	52	129	106	226
Asia Except Japan And China [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	905	727	1,615	1,321
Asia Except Japan And China [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	533	509	1,068	974
Asia Except Japan And China [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	84	112	122	151
Asia Except Japan And China [Member] | Other Ferrous Products And Logistics Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2	2	8	5
Asia Except Japan And China [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	619	623	1,198	1,130
Asia Except Japan And China [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	97	63	195	154
Asia Except Japan And China [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	186	41	215	37
Asia Except Japan And China [Member] | Other energy transition metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	3		7
Asia Except Japan And China [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	286	104	417	191
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	774	868	1,588	1,874
Country Of Brazil [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	233	273	482	602
Country Of Brazil [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	326	410	703	931
Country Of Brazil [Member] | Other Ferrous Products And Logistics Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	193	172	353	317
Country Of Brazil [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	752	855	1,538	1,850
Country Of Brazil [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	16	12	39	20
Country Of Brazil [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of Brazil [Member] | Other energy transition metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	6	1	11	4
Country Of Brazil [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	22	13	50	24
Country Of United States Of America [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	273	254	570	497
Country Of United States Of America [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of United States Of America [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	67	51	121	103
Country Of United States Of America [Member] | Other Ferrous Products And Logistics Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1		1
Country Of United States Of America [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	68	51	122	103
Country Of United States Of America [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	198	196	421	374
Country Of United States Of America [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of United States Of America [Member] | Other energy transition metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	7	7	27	20
Country Of United States Of America [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	205	203	448	394
Americas Except United States And Brazil [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	199	287	368	593
Americas Except United States And Brazil [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Americas Except United States And Brazil [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	45	107	94	228
Americas Except United States And Brazil [Member] | Other Ferrous Products And Logistics Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Americas Except United States And Brazil [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	45	107	94	228
Americas Except United States And Brazil [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	154	141	274	264
Americas Except United States And Brazil [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		39		101
Americas Except United States And Brazil [Member] | Other energy transition metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Americas Except United States And Brazil [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	154	180	274	365
Country Of Germany [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	453	286	916	612
Country Of Germany [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	77	89	159	157
Country Of Germany [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	30	49	71	84
Country Of Germany [Member] | Other Ferrous Products And Logistics Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of Germany [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	107	138	230	241
Country Of Germany [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	126	81	268	177
Country Of Germany [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	218	67	412	194
Country Of Germany [Member] | Other energy transition metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2		6
Country Of Germany [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	346	148	686	371
Europe Except Germany [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	795	793	1,606	1,476
Europe Except Germany [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	178	265	397	506
Europe Except Germany [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	13	11	46	52
Europe Except Germany [Member] | Other Ferrous Products And Logistics Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Europe Except Germany [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	191	276	443	558
Europe Except Germany [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	246	141	447	299
Europe Except Germany [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	349	366	705	598
Europe Except Germany [Member] | Other energy transition metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	9	10	11	21
Europe Except Germany [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	604	517	1,163	918
Middle East Africa And Oceania [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	428	574	880	1,300
Middle East Africa And Oceania [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue				7
Middle East Africa And Oceania [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	399	567	843	1,278
Middle East Africa And Oceania [Member] | Other Ferrous Products And Logistics Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Middle East Africa And Oceania [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	399	567	843	1,285
Middle East Africa And Oceania [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	29	7	37	15
Middle East Africa And Oceania [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Middle East Africa And Oceania [Member] | Other energy transition metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Middle East Africa And Oceania [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	$ 29	$ 7	$ 37	$ 15